Leases	12 Months Ended
Jul. 03, 2022
Leases [Abstract]
Leases

(6) Leases

The Company leases various assets under non-cancellable operating and capital leases. These assets include bowling centers, office space, vehicles, and equipment.

The Company has three master lease agreements with a single landlord covering over 200 bowling centers. Our three master leases contain initial terms ending in 2044 and 2047 with 8 renewal options for 10 years each. Most of our real estate leases have terms ranging from 10 to 15 years with renewal options that are typically for five years each.

Most of our leases contain payments for some or all of the following: base rent, contingent rent, common area maintenance, insurance, real-estate taxes, and other operating expenses. Rental payments are subject to escalation depending on future changes in designated indices or based on pre-determined amounts agreed upon at lease inception.

Operating Leases:    We recorded accrued rent of $26,417 and $26,853 within other current liabilities and other long-term liabilities on the consolidated balance sheets as of July 3, 2022 and June 27, 2021, respectively.

In addition to previously received rent concessions, in response to the economic effects of the COVID-19 pandemic, in March 2022, the Company received a rent concession related to an operating lease in the form of a rent abatement retroactive to April 1, 2020 for amounts which had been previously recognized as rent expense. We elected to not account for this concession as a modification in accordance with the relief provided by the FASB staff. As a result, we recognized rent abatements of $7,470 ($5,603 allocated to cost of revenues and $1,867 allocated to selling, general and administrative expenses) as a reduction of rent expense during fiscal year 2022.

Capital Leases:    We had $47,298 and $34,609 in accumulated amortization on property and equipment under capital leases as of July 3, 2022 and June 27, 2021, respectively

The following tables summarize the Company’s costs for operating and capital leases:

	Fiscal Year Ended
	July 3, 2022	June 27, 2021
Operating Leases
Rent expense	$55,189	$58,114

Capital Leases
Interest expense	$39,514	$35,599
Amortization expense	12,940	12,870
Total capital lease cost	$52,454	$48,469

The future minimum rent payments under our operating and capital leases as of July 3, 2022, were as follows:

	Operating Leases	Capital Leases
2023	$49,783	$41,261
2024	46,800	42,524
2025	50,345	42,551
2026	47,767	37,426
2027	48,269	39,989
Thereafter	525,028	995,185
Total rent payments	$767,992	$1,198,936
Less: Imputed interest payments for capital leases		798,306
Present value of capital lease obligation		$400,630